                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05634

                         Morgan Stanley Strategist Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)               (Zip code)

                                Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2004

Date of reporting period: July 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY STRATEGIST FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended July 31, 2004

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED JULY 31, 2004

                                                                                    LIPPER
                                                                        LEHMAN    FLEXIBLE
                                                       S&P       BROTHERS U.S.   PORTFOLIO
                                                       500         GOVERNMENT/       FUNDS
CLASS A    CLASS B      CLASS C      CLASS D      INDEX(1)     CREDIT INDEX(2)    INDEX(3)
 12.10%     11.24%       11.25%       12.37%        13.17%               4.72%      11.06%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Global stock and bond market conditions remained favorable for much of the 12-month period ended July 31, 2004, before deteriorating in the final months. The equity markets gained considerably during the first six months of the period as strong GDP growth, improving corporate profit results and continued consumer spending combined to push equity benchmarks higher. In this first half, concerns about deflation were replaced by worries about inflationary pressure as the recovery accelerated. Equities remained strong through May as promising job reports added to investors' confidence in the economic recovery. Small- to mid-cap stocks performed the best, with energy, chemical and industrials companies the strongest performers.

The equity market entered a new phase in the last few months of the period in which gains were moderated by fears that the Federal Reserve would move to raise interest rates more rapidly than anticipated. The market was also restrained by reports indicating a lack of new hiring in the economic recovery, as well as by the possibility of inflationary pressure. By July, the economy was demonstrating clear signs of slowing, and equity market returns stagnated.

Performance was also mixed in the bond market. Bonds began the period in the red as investors pushed yields higher and prices lower in anticipation of economic recovery. After peaking in September, yields fell steadily through the next six months as the bond market began signaling its weakening confidence in the strength of the economy. The bond market became more volatile in the second half of the period as yields were driven alternatively up and down by investors' responses to conflicting economic signals, geopolitical events and commodity price volatility.

PERFORMANCE ANALYSIS

Morgan Stanley Strategist Fund underperfomed the S&P 500 Index, but outperformed the Lehman Brothers U.S. Government/Credit Index and the Lipper Flexible Portfolio Funds Index for the 12 months ended July 31, 2004. The Fund's underperformance was driven primarily by sector selection within the Fund's asset class allocations.The Fund entered the period with a defensive posture toward the bond market and an increased exposure to equities. Our cautious bond allocation paid off as interest rates rose sharply early in the fiscal year, reflecting an increasingly optimistic economic outlook. We took advantage of this price pullback and increased our allocation to bonds in the belief that they represented an attractive value. In addition, as corporate profits reports suggested that a more robust earnings recovery was under way, we shifted more Fund assets into cyclical sectors of the equity market as well. This reallocation proved beneficial, as both equities and bonds posted strong gains for the early part of the period.

Within the equity portfolio, a number of our sector weightings turned out to be beneficial during the period. Performance within the early stages of the recovery was helped by sector exposures to industrials, energy, basic materials and technology, all more heavily weighted than the S&P 500 stock index. In the industrials sector, diversified electricals and construction equipment companies were gainers, while large integrated oil companies were strong performers for the energy sector. Semiconductor, telecommunication and hardware companies led the technology sector, and within basic materials, steel companies performed strongly.

During the back half of the fiscal year, choppy results from the cyclical sectors, especially technology, led to underperformance versus our peers. While we had shifted some gains to less economically sensitive sectors, we continue to believe that the global economy, and thus cyclical stocks, should enjoy one more solid period of outperformance during this recovery. Bond holdings provided positive returns throughout much of the period, particularly during December-January and during the rally of the final months when fears of an economic slowdown developed. Our bond portfolio was skewed toward government issues throughout the period. The long-maturity portion of the Treasury yield curve performed admirably during the bond rallies throughout the fiscal year.

In July, performance was hindered by the Fund's positions in equities as stocks began to suffer from concerns about inflation and weak job reports. A slight overweighting to technology relative to the S&P 500 Index was a drag on performance, as was an underweighted position in financials, which were strong over the 12 months. Although our allocation to bonds was generally positive for the Fund during the period, a greater emphasis on bonds during their rally would have added considerably to performance.

TOP 10 HOLDINGS

U.S. Treasury Securities                       17.3%
Fed. Natl. Mtge. Assoc.                         2.6
General Electric Co.                            1.9
Dean Foods                                      1.8
J.P. Morgan Chase                               1.7
American Express Co.                            1.7
Citigroup Inc.                                  1.6
Honda Motor Ltd Amern.                          1.6
Costco Wholesale Corp.                          1.6
Northrop Grumman Corp.                          1.6

PORTFOLIO COMPOSITION*

Common Stocks                                  69.8%
U.S. Government Obligations                    17.2
Corporate Bond                                  5.6
U.S. Government Agency Mortgaged-Backed         3.5
Short-Term                                      2.8
Asset-Backed                                    1.0
Foreign Government Bonds                        0.1

DATA AS OF JULY 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS ARE AS A PERCENTAGE OF NET ASSETS AND PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

* THE FUND HAS OUTSTANDING SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $15,321,094 WITH UNREALIZED DEPRECIATION OF $365,106.

INVESTMENT STRATEGY

THE FUND'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., ACTIVELY ALLOCATES THE FUND'S ASSETS AMONG THE MAJOR ASSET CATEGORIES OF EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS), FIXED-INCOME SECURITIES AND MONEY MARKET INSTRUMENTS. IN DETERMINING WHICH SECURITIES TO BUY, HOLD OR SELL FOR THE FUND, THE INVESTMENT MANAGER ALLOCATES THE FUND'S ASSETS BASED ON, AMONG OTHER THINGS, ITS ASSESSMENT OF THE EFFECTS OF ECONOMIC AND MARKET TRENDS ON DIFFERENT SECTORS OF THE MARKET. THERE IS NO LIMIT AS TO THE PERCENTAGE OF ASSETS THAT MAY BE ALLOCATED TO ANY ONE ASSET CLASS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS, AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU

MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT 1-800-SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT
(800) 847-2424.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES; AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JULY 31 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEBSITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS TO INVESTORS WITH THE SAME LAST NAME AND WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME, UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 AM TO 8:00 PM, ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

                      CLASS B^      S&P 500(1)    LEHMAN(2)     LIPPER(3)
Jul 31, 94            $   10,000    $   10,000    $   10,000    $   10,000
Jul 31, 95            $   11,605    $   12,611    $   11,013    $   11,649
Jul 31, 96            $   12,937    $   14,700    $   11,597    $   12,675
Jul 31, 97            $   16,783    $   22,361    $   12,848    $   16,334
Jul 31, 98            $   18,926    $   26,676    $   13,885    $   18,257
Jul 31, 99            $   20,672    $   32,065    $   14,208    $   20,164
Jul 31, 2000          $   23,316    $   34,941    $   15,020    $   21,420
Jul 31, 2001          $   21,673    $   29,932    $   16,929    $   20,171
Jul 31, 2002          $   18,038    $   22,864    $   18,095    $   16,927
Jul 31, 2003          $   19,698    $   25,299    $   19,382    $   18,486
Jul 31, 2004          $   21,912    $   28,630    $   20,297    $   20,530

              ENDING VALUE

                CLASS B^    S&P 500(1)     LEHMAN(2)     LIPPER(3)
              ----------    ----------    ----------    ----------
              $   21,912    $   28,630    $   20,297    $   20,530

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JULY 31, 2004

                             CLASS A SHARES*       CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                             (SINCE 07/28/97)      (SINCE 10/31/88)       (SINCE 07/28/97)       (SINCE 07/28/97)
SYMBOL                                  SRTAX                 SRTBX                  SRTCX                  SRTDX
1 Year                                  12.10%(4)             11.24%(4)              11.25%(4)              12.37%4
                                         6.22(5)               6.24(5)               10.25(5)                  --
5 Years                                  1.95(4)               1.17(4)                1.15(4)                2.17(4)
                                         0.86(5)               0.86(5)                1.15(5)                  --
10 Years                                   --                  8.16(4)                  --                     --
                                           --                  8.16(5)                  --                     --
Since Inception                          4.93(4)               9.53(4)                4.12(4)                5.16(4)
                                         4.13(5)               9.53(5)                4.12(5)                  --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES AND CORPORATE AND YANKEE BONDS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON JULY 31, 2004.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/04 - 07/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                          02/01/04 -
                                                                     02/01/04          07/31/04            07/31/04
                                                                   -------------     -------------      ---------------
CLASS A
Actual                                                               $ 1,000.00       $     989.90         $   4.65
Hypothetical (5% return before expenses)                             $ 1,000.00       $   1,020.19         $   4.72
CLASS B
Actual                                                               $ 1,000.00       $     984.90         $   8.39
Hypothetical (5% return before expenses)                             $ 1,000.00       $   1,016.41         $   8.52
CLASS C
Actual                                                               $ 1,000.00       $     985.50         $   8.39
Hypothetical (5% return before expenses)                             $ 1,000.00       $   1,016.41         $   8.52
CLASS D
Actual                                                               $ 1,000.00       $     989.90         $   3.46
Hypothetical (5% return before expenses)                             $ 1,000.00       $   1,021.38         $   3.52

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.94%, 1.70%, 1.70% AND 0.70% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY STRATEGIST FUND
PORTFOLIO OF INVESTMENTS - JULY 31, 2004

NUMBER OF
 SHARES                                                                                         VALUE
---------------------------------------------------------------------------------------------------------
             COMMON STOCKS (70.3%)
             AEROSPACE & DEFENSE (1.6%)
  334,800    Northrop Grumman Corp.                                                          $ 17,610,480
                                                                                             ------------
             AGRICULTURAL COMMODITIES/MILLING (1.3%)
  984,300    Archer-Daniels-Midland Co.                                                        15,187,749
                                                                                             ------------
             AIRLINES (1.0%)
  600,800    AMR Corp.*                                                                         5,064,744
  633,300    Continental Airlines, Inc. (Class B)*                                              5,693,367
                                                                                             ------------
                                                                                               10,758,111
                                                                                             ------------
             APPAREL/FOOTWEAR RETAIL (1.4%)
  717,500    Gap, Inc. (The)                                                                   16,287,250
                                                                                             ------------
             BEVERAGES: NON-ALCOHOLIC (1.4%)
  351,400    Coca-Cola Co. (The)                                                               15,412,404
                                                                                             ------------
             BIOTECHNOLOGY (2.0%)
  476,600    Applera Corp. - Celera Genomics Group*                                             5,595,284
  174,300    Celgene Corp.*                                                                     9,295,419
  127,300    Gilead Sciences, Inc.*                                                             8,228,672
                                                                                             ------------
                                                                                               23,119,375
                                                                                             ------------
             CHEMICALS: MAJOR DIVERSIFIED (0.7%)
  186,300    Dow Chemical Co. (The)                                                             7,431,507
                                                                                             ------------
             COMPUTER COMMUNICATIONS (1.3%)
  702,100    Cisco Systems, Inc.*                                                              14,645,806
                                                                                             ------------
             COMPUTER PROCESSING HARDWARE (2.4%)
  419,800    Apple Computer, Inc.*                                                             13,576,332
  385,440    Dell Inc.*                                                                        13,671,557
                                                                                             ------------
                                                                                               27,247,889
                                                                                             ------------
             CONTAINERS/PACKAGING (0.6%)
  367,100    Smurfit-Stone Container Corp.*                                                     6,831,731
                                                                                             ------------
             CONTRACT DRILLING (0.8%)
  378,000    Diamond Offshore Drilling, Inc.                                                    9,238,320
                                                                                             ------------
             DEPARTMENT STORES (1.3%)
  323,300    Kohl's Corp.*                                                                     14,794,208
                                                                                             ------------
             DISCOUNT STORES (1.6%)
  441,800    Costco Wholesale Corp.                                                            17,963,588
                                                                                             ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                         VALUE
---------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES (1.6%)
  183,650    Cinergy Corp.                                                                   $  7,024,612
  371,140    Southern Co. (The)                                                                10,866,979
                                                                                             ------------
                                                                                               17,891,591
                                                                                             ------------
             ELECTRICAL PRODUCTS (1.3%)
  240,800    Emerson Electric Co.                                                              14,616,560
                                                                                             ------------
             ELECTRONIC COMPONENTS (0.5%)
  489,400    Flextronics International Ltd. (Singapore)*                                        6,151,758
                                                                                             ------------
             ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
  525,100    Applied Materials, Inc.*                                                           8,910,947
                                                                                             ------------
             ENVIRONMENTAL SERVICES (1.3%)
  542,900    Waste Management, Inc.                                                            15,277,206
                                                                                             ------------
             FINANCIAL CONGLOMERATES (4.3%)
  328,350    American Express Co.                                                              16,499,587
  385,300    Citigroup, Inc.                                                                   16,987,877
  415,600    J.P. Morgan Chase & Co.                                                           15,514,348
                                                                                             ------------
                                                                                               49,001,812
                                                                                             ------------
             FOOD: MAJOR DIVERSIFIED (1.1%)
  289,400    Kellogg Co.                                                                       12,056,404
                                                                                             ------------
             FOOD: MEAT/FISH/DAIRY (1.8%)
  541,230    Dean Foods Co.*                                                                   20,014,685
                                                                                             ------------
             INDUSTRIAL CONGLOMERATES (1.8%)
  618,700    General Electric Co.                                                              20,571,775
                                                                                             ------------
             INFORMATION TECHNOLOGY SERVICES (1.7%)
  280,500    Accenture Ltd. (Class A) (ADR) (Bermuda)*                                          6,908,715
  137,450    International Business Machines Corp.                                             11,967,772
                                                                                             ------------
                                                                                               18,876,487
                                                                                             ------------
             INTEGRATED OIL (1.6%)
  157,500    BP PLC (ADR) (United Kingdom)                                                      8,876,700
  194,600    Exxon Mobil Corp.                                                                  9,009,980
                                                                                             ------------
                                                                                               17,886,680
                                                                                             ------------
             MAJOR BANKS (2.8%)
  176,970    Bank of America Corp.                                                             15,044,220
  221,100    KeyCorp                                                                            6,672,798
  168,000    Wells Fargo & Co.                                                                  9,644,880
                                                                                             ------------
                                                                                               31,361,898
                                                                                             ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                         VALUE
---------------------------------------------------------------------------------------------------------
             MAJOR TELECOMMUNICATIONS (2.8%)
  110,300    ALLTEL Corp.                                                                    $  5,735,600
  470,000    AT&T Corp.                                                                         7,097,000
  350,000    SBC Communications, Inc.                                                           8,869,000
  265,000    Verizon Communications Inc.                                                       10,213,100
                                                                                             ------------
                                                                                               31,914,700
                                                                                             ------------
             MANAGED HEALTH CARE (0.3%)
   49,712    UnitedHealth Group Inc.                                                            3,126,868
                                                                                             ------------
             MEDIA CONGLOMERATES (1.1%)
  720,830    Time Warner Inc.*                                                                 12,001,820
                                                                                             ------------
             MEDICAL SPECIALTIES (3.1%)
  264,800    Bard (C.R.), Inc.                                                                 14,616,960
  253,000    Fisher Scientific International, Inc.*                                            14,724,600
  206,800    Hospira, Inc.*                                                                     5,358,188
                                                                                             ------------
                                                                                               34,699,748
                                                                                             ------------
             MOTOR VEHICLES (1.6%)
  747,300    Honda Motor Co., Ltd. (ADR) (Japan)                                               18,136,971
                                                                                             ------------
             MULTI-LINE INSURANCE (1.2%)
  197,000    American International Group, Inc.                                                13,918,050
                                                                                             ------------
             OIL & GAS PRODUCTION (0.8%)
  243,750    Burlington Resources, Inc.                                                         9,303,938
                                                                                             ------------
             OILFIELD SERVICES/EQUIPMENT (1.7%)
  295,500    Halliburton Co.                                                                    9,382,125
  171,100    Smith International, Inc.*                                                         9,971,708
                                                                                             ------------
                                                                                               19,353,833
                                                                                             ------------
             PACKAGED SOFTWARE (1.8%)
  397,100    Microsoft Corp.                                                                   11,301,466
  867,200    Oracle Corp.*                                                                      9,114,272
                                                                                             ------------
                                                                                               20,415,738
                                                                                             ------------
             PHARMACEUTICALS: MAJOR (4.8%)
  228,910    Johnson & Johnson                                                                 12,651,856
  178,100    Lilly (Eli) & Co.                                                                 11,348,532
  170,000    Merck & Co., Inc.                                                                  7,709,500
  480,400    Pfizer, Inc.                                                                      15,353,584
  220,400    Wyeth                                                                              7,802,160
                                                                                             ------------
                                                                                               54,865,632
                                                                                             ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                         VALUE
---------------------------------------------------------------------------------------------------------
             PRECIOUS METALS (1.1%)
  116,300    Barrick Gold Corp. (Canada)                                                     $  2,223,656
   85,300    Newmont Mining Corp.                                                               3,452,091
  401,200    Placer Dome Inc. (Canada)                                                          6,427,224
                                                                                             ------------
                                                                                               12,102,971
                                                                                             ------------
             PROPERTY - CASUALTY INSURERS (2.7%)
  316,700    ACE Ltd. (Bermuda)                                                                12,854,853
  263,700    Allstate Corp. (The)                                                              12,414,996
  154,882    St. Paul Travelers Companies, Inc.                                                 5,741,476
                                                                                             ------------
                                                                                               31,011,325
                                                                                             ------------
             RAILROADS (1.2%)
  143,200    Burlington Northern Santa Fe Corp.                                                 5,080,736
  279,700    CSX Corp.                                                                          8,754,610
                                                                                             ------------
                                                                                               13,835,346
                                                                                             ------------
             REGIONAL BANKS (0.5%)
  252,900    AmSouth Bancorporation                                                             6,203,637
                                                                                             ------------
             SEMICONDUCTORS (1.8%)
  322,800    Intel Corp.                                                                        7,869,864
  542,600    Micron Technology, Inc.*                                                           7,341,378
  657,762    Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)                         4,683,265
                                                                                             ------------
                                                                                               19,894,507
                                                                                             ------------
             SPECIALTY STORES (1.0%)
  328,500    Bed Bath & Beyond, Inc.*                                                          11,625,615
                                                                                             ------------
             STEEL (0.4%)
   53,800    Nucor Corp.                                                                        4,500,370
                                                                                             ------------
             TELECOMMUNICATION EQUIPMENT (3.3%)
1,128,200    Corning Inc.*                                                                     13,944,552
  862,900    Motorola, Inc.                                                                    13,745,997
  790,100    Nokia Corp. (ADR) (Finland)                                                        9,180,962
                                                                                             ------------
                                                                                               36,871,511
                                                                                             ------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (1.1%)
  165,100    Caterpillar Inc.                                                                  12,133,199
                                                                                             ------------
             TOTAL COMMON STOCKS
              (COST $625,269,982)                                                             795,062,000
                                                                                             ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
              CORPORATE BONDS (5.6%)
              ADVERTISING/MARKETING SERVICES (0.0%)
$     515     WPP Finance (UK) Corp. - 144A**
               (United Kingdom)                          5.875%            06/15/14           $    523,449
                                                                                              ------------
              AEROSPACE & DEFENSE (0.1%)
      335     Raytheon Co.                               6.15              11/01/08                360,177
      960     Systems 2001 Asset Trust - 144A**          6.664             09/15/13              1,039,545
                                                                                              ------------
                                                                                                 1,399,722
                                                                                              ------------
              AIR FREIGHT/COURIERS (0.0%)
      335     Fedex Corp. - 144A**                       2.65              04/01/07                326,941
                                                                                              ------------
              AIRLINES (0.2%)
      862     American West Airlines, (Series 01-1)      7.10              04/02/21                911,808
    1,103     Continental Airlines, Inc. (Series 974A)   6.90              01/02/18              1,042,681
      295     Southwest Airlines Co. (Series 01-1)       5.496             11/01/06                306,770
                                                                                              ------------
                                                                                                 2,261,259
                                                                                              ------------
              BEVERAGES: ALCOHOLIC (0.0%)
      395     Miller Brewing Co. - 144A**                4.25              08/15/08                396,084
                                                                                              ------------
              BROADCASTING (0.0%)
      280     Clear Channel Communications, Inc.         7.65              09/15/10                317,062
                                                                                              ------------
              CABLE/SATELLITE TV (0.1%)
      165     Comcast Cable Communications Inc.          6.75              01/30/11                179,965
      250     Comcast Corp.                              6.50              01/15/15                263,538
       60     Comcast Corp.                              7.625             02/15/08                 65,983
      490     TCI Communications, Inc.                   7.875             02/15/26                561,224
                                                                                              ------------
                                                                                                 1,070,710
                                                                                              ------------
              CHEMICALS: MAJOR DIVERSIFIED (0.0%)
      270     ICI Wilmington Inc.                        4.375             12/01/08                267,158
                                                                                              ------------
              CONTAINERS/PACKAGING (0.0%)
      460     Sealed Air Corp - 144A**                   5.625             07/15/13                459,024
                                                                                              ------------
              DEPARTMENT STORES (0.1%)
      300     Federated Department Stores, Inc.          6.625             09/01/08                326,215
      215     Federated Department Stores, Inc.          6.90              04/01/29                227,527
      980     May Department Stores Co., Inc.            5.95              11/01/08              1,033,358
                                                                                              ------------
                                                                                                 1,587,100
                                                                                              ------------
              DRUGSTORE CHAINS (0.1%)
    1,505     CVS Corp.                                  5.625             03/15/06              1,570,449
                                                                                              ------------
              ELECTRIC UTILITIES (0.5%)
      220     Appalachian Power Co. (Series H)           5.95              05/15/33                208,409

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
$     505     Arizona Public Service Co.                 5.80 %            06/30/14           $    511,764
      530     Carolina Power & Light Co.                 5.125             09/15/13                527,075
      250     Cincinnati Gas & Electric Co.              5.70              09/15/12                258,156
      180     Cincinnati Gas & Electric Co. (Series A)   5.40              06/15/33                158,563
      125     Cincinnati Gas & Electric Co. (Series B)   5.375             06/15/33                109,700
       45     Columbus Southern Power Co.                4.40              12/01/10                 44,119
      175     Columbus Southern Power Co. (Series D)     6.60              03/01/33                182,860
      460     Consolidated Natural Gas Co.               6.25              11/01/11                493,061
       60     Consolidated Natural Gas Co. (Series A)    5.00              03/01/14                 58,261
      140     Detroit Edison Co.                         6.125             10/01/10                150,465
      210     Duke Energy Corp.                          3.75              03/05/08                208,631
      345     Duke Energy Corp.                          4.50              04/01/10                344,180
      205     Entergy Gulf States, Inc.                  3.60              06/01/08                199,966
      285     Exelon Corp.                               6.75              05/01/11                312,007
      265     Ohio Power Co. (Series G)                  6.60              02/15/33                275,821
      520     Pacific Gas & Electric Co.                 6.05              03/01/34                502,629
      315     Public Service Electric & Gas Co.
               (Series MTNB)                             5.00              01/01/13                314,322
      155     South Carolina Electric & Gas Co.          5.30              05/15/33                140,790
       75     Southern California Edison Co.             5.00              01/15/14                 74,214
      240     Texas Eastern Transmission, L.P.           7.00              07/15/32                260,772
      305     TXU Energy Co.                             7.00              03/15/13                335,569
       70     Wisconsin Electric Power Co.               5.625             05/15/33                 66,600
                                                                                              ------------
                                                                                                 5,737,934
                                                                                              ------------
              ELECTRICAL PRODUCTS (0.0%)
      520     Cooper Industries Inc.                     5.25              07/01/07                544,122
                                                                                              ------------
              ENVIRONMENTAL SERVICES (0.1%)
      325     Waste Management, Inc.                     5.00              03/15/14                314,500
      490     Waste Management, Inc.                     6.875             05/15/09                541,174
                                                                                              ------------
                                                                                                   855,674
                                                                                              ------------
              FINANCE/RENTAL/LEASING (0.3%)
      395     CIT Group Inc.                             2.875             09/29/06                391,086
      125     CIT Group Inc.                             7.375             04/02/07                136,923
      755     Countrywide Home Loans, Inc. (Series MTN)  3.25              05/21/08                731,784
       50     Ford Motor Credit Co.                      7.25              10/25/11                 52,658
      575     Ford Motor Credit Co.                      7.375             10/28/09                617,583
      235     International Lease Finance Corp.          3.75              08/01/07                235,027
      705     MBNA Corp.                                 6.125             03/01/13                735,991
      580     SLM Corp.                                  5.00              10/01/13                566,224
                                                                                              ------------
                                                                                                 3,467,276
                                                                                              ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
              FINANCIAL CONGLOMERATES (0.8%)
$     920     Chase Manhattan Corp.                      6.00 %            02/15/09           $    982,410
      275     Citicorp.                                  6.75              08/15/05                286,919
      490     Citigroup Inc.                             5.625             08/27/12                510,293
      530     Citigroup Inc.                             5.75              05/10/06                555,640
      530     Citigroup Inc.                             6.00              02/21/12                568,191
      180     General Electric Capital Corp.             4.25              12/01/10                176,953
    1,005     General Electric Capital Corp.
               (Series MTNA)                             6.75              03/15/32              1,100,925
      200     General Motors Acceptance Corp.            4.50              07/15/06                202,891
    1,255     General Motors Acceptance Corp.            6.875             09/15/11              1,290,143
    1,295     General Motors Acceptance Corp.            8.00              11/01/31              1,318,662
      325     Prudential Holdings, LLC - 144A**          8.695             12/18/23                399,220
    1,350     Prudential Holdings, LLC
               (Series B) (FSA) - 144A**                 7.245             12/18/23              1,540,206
                                                                                              ------------
                                                                                                 8,932,453
                                                                                              ------------
              FOOD RETAIL (0.0%)
      290     Albertson's, Inc.                          7.50              02/15/11                328,856
      175     Kroger Co.                                 6.80              04/01/11                192,442
                                                                                              ------------
                                                                                                   521,298
                                                                                              ------------
              FOOD: MAJOR DIVERSIFIED (0.1%)
      845     Kraft Foods Inc.                           5.625             11/01/11                873,194
      175     Kraft Foods Inc.                           6.25              06/01/12                187,092
                                                                                              ------------
                                                                                                 1,060,286
                                                                                              ------------
              FOREST PRODUCTS (0.1%)
      165     Weyerhaeuser Co.                           6.00              08/01/06                173,723
      825     Weyerhaeuser Co.                           6.75              03/15/12                903,349
                                                                                              ------------
                                                                                                 1,077,072
                                                                                              ------------
              GAS DISTRIBUTORS (0.0%)
      105     Panhandle Eastern Pipe Line Co. (Series B) 2.75              03/15/07                101,300
                                                                                              ------------
              HOME FURNISHINGS (0.0%)
      290     Mohawk Industries, Inc.                    7.20              04/15/12                324,867
                                                                                              ------------
              HOME IMPROVEMENT CHAINS (0.0%)
      100     Lowe's Companies, Inc.                     6.50              03/15/29                106,581
       60     Lowe's Companies, Inc.                     6.875             02/15/28                 66,641
                                                                                              ------------
                                                                                                   173,222
                                                                                              ------------
              HOTELS/RESORTS/CRUISELINES (0.1%)
      510     Hyatt Equities LLC - 144A**                6.875             06/15/07                543,724
      760     Marriott International, Inc. (Series E)    7.00              01/15/08                828,776
                                                                                              ------------
                                                                                                 1,372,500
                                                                                              ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (0.1%)
$     490     Honeywell International, Inc.              6.125%            11/01/11           $    529,360
      245     Hutchison Whampoa
               International Ltd. - 144A** (Kyrgyzstan)  5.45              11/24/10                243,805
      335     Hutchison Whampoa
               International Ltd. - 144A** (Kyrgyzstan)  6.50              02/13/13                339,008
                                                                                              ------------
                                                                                                 1,112,173
                                                                                              ------------
              INFORMATION TECHNOLOGY SERVICES (0.0%)
      180     Electronic Data Systems Corp.              7.125             10/15/09                188,204
                                                                                              ------------
              INSURANCE BROKERS/SERVICES (0.1%)
    1,055     Farmers Exchange Capital - 144A**          7.05              07/15/28              1,036,334
                                                                                              ------------
              INTEGRATED OIL (0.1%)
      395     Amerada Hess Corp.                         7.875             10/01/29                436,325
       70     Petro-Canada (Canada)                      4.00              07/15/13                 63,344
      280     Petro-Canada (Canada)                      5.35              07/15/33                242,783
                                                                                              ------------
                                                                                                   742,452
                                                                                              ------------
              INVESTMENT BANKS/BROKERS (0.1%)
      320     Goldman Sachs Group Inc.                   5.25              10/15/13                315,303
      640     Goldman Sachs Group Inc.                   6.60              01/15/12                696,938
      340     Goldman Sachs Group Inc.                   6.875             01/15/11                376,720
                                                                                              ------------
                                                                                                 1,388,961
                                                                                              ------------
              MAJOR BANKS (0.2%)
      195     Bank of New York (The)                     5.20              07/01/07                204,229
      485     FleetBoston Financial Corp.                7.25              09/15/05                509,915
      305     Household Finance Corp.                    4.125             12/15/08                303,337
      320     Household Finance Corp.                    5.875             02/01/09                340,617
      225     Household Finance Corp.                    6.375             10/15/11                242,865
      350     Household Finance Corp.                    6.40              06/17/08                379,138
      280     Household Finance Corp.                    6.75              05/15/11                308,876
                                                                                              ------------
                                                                                                 2,288,977
                                                                                              ------------
              MAJOR TELECOMMUNICATIONS (0.3%)
      600     Deutsche Telekom International
               Finance Corp. NV (Netherlands)            8.75              06/15/30                747,496
      255     France Telecom S.A. (France)               9.50              03/01/31                325,609
    1,295     GTE Corp.                                  6.94              04/15/28              1,342,467
      150     Sprint Capital Corp.                       8.75              03/15/32                182,297
      345     Telecom Italia Capital SpA - 144A**
               (Luxembourg)                              4.00              11/15/08                341,293
                                                                                              ------------
                                                                                                 2,939,162
                                                                                              ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (0.2%)
$     920     Aetna, Inc.                                7.875%            03/01/11           $  1,070,270
      245     Anthem Insurance Companies, Inc. - 144A**  9.125             04/01/10                302,408
      530     Wellpoint Health Network, Inc.             6.375             06/15/06                560,160
                                                                                              ------------
                                                                                                 1,932,838
                                                                                              ------------
              MEDIA CONGLOMERATES (0.2%)
      190     AOL Time Warner Inc.                       7.70              05/01/32                211,696
      800     News America Holdings, Inc.                7.30              04/30/28                879,100
      310     Time Warner, Inc.                          6.625             05/15/29                306,796
      380     Time Warner, Inc.                          7.625             04/15/31                419,316
                                                                                              ------------
                                                                                                 1,816,908
                                                                                              ------------
              MOTOR VEHICLES (0.2%)
      605     DaimlerChrysler North American
               Holdings Co.                              7.30              01/15/12                667,769
      595     DaimlerChrysler North American
               Holdings Co.                              8.50              01/18/31                700,595
      325     Ford Motor Co.                             6.625             10/01/28                285,135
      445     Ford Motor Co.                             7.45              07/16/31                424,427
                                                                                              ------------
                                                                                                 2,077,926
                                                                                              ------------
              MULTI-LINE INSURANCE (0.4%)
    1,170     AIG SunAmerica Global Finance VI - 144A**  6.30              05/10/11              1,270,508
      575     American General Finance Corp.
               (Series MTNF)                             5.875             07/14/06                604,088
      910     AXA Financial Inc.                         6.50              04/01/08                994,186
       95     Hartford Financial Services Group, Inc.    2.375             06/01/06                 93,774
      655     Hartford Financial Services Group, Inc.    7.90              06/15/10                764,289
      100     MBNA Capital I (Series A)                  8.278             12/01/26                108,811
      510     Nationwide Mutual Insurance Co. - 144A**   8.25              12/01/31                610,251
                                                                                              ------------
                                                                                                 4,445,907
                                                                                              ------------
              OIL & GAS PIPELINES (0.0%)
      415     Ras Laffan Liquid Natural
               Gas Co. Ltd. - 144A**(Qatar)              8.294             03/15/14                473,100
                                                                                              ------------
              OIL & GAS PRODUCTION (0.2%)
      125     Kerr-McGee Corp.                           5.875             09/15/06                130,867
      165     Kerr-McGee Corp.                           6.875             09/15/11                179,503
      345     Nexen Inc. (Canada)                        5.05              11/20/13                334,988
      245     Pemex Project Funding Master Trust         7.375             12/15/14                257,250
      430     Pemex Project Funding Master Trust         8.00              11/15/11                474,075
      560     Pemex Project Funding Master Trust         8.625             02/01/22                606,200
      145     Pemex Project Funding Master Trust         9.125             10/13/10                168,563
                                                                                              ------------
                                                                                                 2,151,446
                                                                                              ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
              OTHER METALS/MINERALS (0.1%)
$     550     Inco Ltd. (Canada)                         7.20%             09/15/32           $    587,102
      190     Inco Ltd. (Canada)                         7.75              05/15/12                217,214
                                                                                              ------------
                                                                                                   804,316
                                                                                              ------------
              PHARMACEUTICALS: MAJOR (0.0%)
      120     Schering-Plough Corp.                      5.30              12/01/13                120,198
                                                                                              ------------
              PROPERTY - CASUALTY INSURERS (0.1%)
      760     Mantis Reef Ltd. - 144A** (Australia)      4.692             11/14/08                754,895
                                                                                              ------------
              PULP & PAPER (0.1%)
      385     International Paper Co.                    4.25              01/15/09                380,464
      305     Sappi Papier Holding AG - 144A** (Austria) 6.75              06/15/12                328,021
                                                                                              ------------
                                                                                                   708,485
                                                                                              ------------
              REAL ESTATE DEVELOPMENT (0.1%)
    1,463     World Financial Properties - 144A**        6.91              09/01/13              1,609,208
                                                                                              ------------
              REAL ESTATE INVESTMENT TRUSTS (0.1%)
      770     EOP Operating LP                           6.763             06/15/07                830,227
      205     Rouse Co. (The)                            3.625             03/15/09                196,563
       95     Rouse Co. (The)                            5.375             11/26/13                 93,221
                                                                                              ------------
                                                                                                 1,120,011
                                                                                              ------------
              SAVINGS BANKS (0.1%)
      470     Washington Mutual Bank                     5.50              01/15/13                477,438
      140     Washington Mutual Inc.                     8.25              04/01/10                164,007
                                                                                              ------------
                                                                                                   641,445
                                                                                              ------------
              TOBACCO (0.1%)
      325     Altria Group, Inc.                         7.00              11/04/13                336,053
      360     Altria Group, Inc.                         7.75              01/15/27                371,497
                                                                                              ------------
                                                                                                   707,550
                                                                                              ------------
              WIRELESS TELECOMMUNICATIONS (0.0%)
      250     AT&T Wireless Services, Inc.               8.75              03/01/31                312,092
                                                                                              ------------
              TOTAL CORPORATE BONDS
               (COST $59,839,818)                                                               63,719,550
                                                                                              ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (1.0%)
              FINANCE/RENTAL/LEASING (0.8%)
$   2,960     Chase Credit Card Master Trust 2001-4 A    5.50 %            11/17/08           $  3,097,215
    2,230     Citibank Credit Issuance Trust 2001-A1 A1  6.90              10/15/07              2,345,597
       53     Harley-Davidson Motorcycle Trust 2002-1    3.02              09/15/06                 53,358
    1,550     MBNA Master Credit Card Trust              5.90              08/15/11              1,668,753
    1,194     Nissan Auto Receivables Owner
               Trust 2001-C A4                           4.80              02/15/07              1,205,708
      275     TXU Electric Delivery Transition Bond
               Company LLC 2004-1 A2                     4.81              11/15/12                277,073
                                                                                              ------------
                                                                                                 8,647,704
                                                                                              ------------
              FINANCIAL CONGLOMERATES (0.2%)
    2,300     American Express Credit Account 2001-2A    5.53              10/15/08              2,402,638
                                                                                              ------------
              TOTAL ASSET-BACKED SECURITIES
               (COST $10,637,208)                                                               11,050,342
                                                                                              ------------
              FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
      870     United Mexican States (Mexico)             8.00              09/24/22                933,075
      610     United Mexican States (Mexico)             8.30              08/15/31                660,325
                                                                                              ------------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS
               (COST $1,498,302)                                                                 1,593,400
                                                                                              ------------
              U.S. GOVERNMENT AGENCY MORTGAGE BACKED
               SECURITIES (3.6%)
              Federal Home Loan Mortgage Corp. Gold
    5,921                                                6.50          01/01/29-11/01/33         6,198,459
      381                                                7.50          01/01/30-08/01/32           408,764
       13                                                8.00              07/01/30                 14,409
              Federal Home Loan Mortgage Corp.
    2,080                                                5.125             11/07/13              2,067,406
    2,185                                                7.50          11/01/29-10/01/32         2,344,725
              Federal National Mortgage Assoc.
   10,530      (DD)                                      4.25              05/15/09             10,621,906
    1,178                                                6.50              08/01/32              1,231,028
    4,060                                                7.00          12/01/17-01/01/33         4,300,921
    5,546                                                7.50          07/01/29-06/01/32         5,939,560
    6,711                                                8.00          05/01/09-01/01/32         7,290,477
                                                                                              ------------
              TOTAL U.S. GOVERNMENT AGENCY MORTGAGE
               BACKED SECURITIES
               (COST $27,232,563)                                                               40,417,655
                                                                                              ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS (17.3%)
$     250     U.S. Treasury Bond                         5.50 %            08/15/28        $       256,816
    3,075     U.S. Treasury Bond                         6.125             08/15/29              3,430,187
    5,550     U.S. Treasury Bond                         8.125             08/15/19              7,354,188
    9,900     U.S. Treasury Bond                         8.125             08/15/21             13,252,853
   12,375     U.S. Treasury Note                         3.50              11/15/06             12,560,637
  150,000     U.S. Treasury Note                         3.625             05/15/13            142,066,500
    3,500     U.S. Treasury Note                         3.875             02/15/13              3,383,380
    7,100     U.S. Treasury Note                         6.50              02/15/10              8,038,812
    8,280     U.S. Treasury Strip                        0.00              02/15/25              2,652,846
    8,500     U.S. Treasury Strip                        0.00              02/15/25              2,734,229
                                                                                           ---------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
               (COST $210,050,484)                                                             195,730,448
                                                                                           ---------------
              SHORT-TERM INVESTMENTS (2.8%)
              U.S. GOVERNMENT OBLIGATIONS (a) (0.1%)
      500     U.S. Treasury Bill ***                     0.98              09/23/04                499,265
      400     U.S. Treasury Bill ***                     1.645             01/13/05                397,002
                                                                                           ---------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
               (COST $896,262)                                                                     896,267
                                                                                           ---------------

              REPURCHASE AGREEMENT (2.7%)
   30,106     Joint repurchase agreement account
               (dated 07/30/04; proceeds
               $30,109,399) (b) (Cost $30,106,000)       1.355             08/02/04             30,106,000
    1,278     The Bank of New York (dated 07/30/04;
               proceeds $1,278,554) (c)
               (Cost $1,278,434)                         1.125             08/02/04              1,278,434
                                                                                           ---------------
              TOTAL REPURCHASE AGREEMENTS
               (COST $31,384,434)                                                               31,384,434
                                                                                           ---------------
              TOTAL SHORT-TERM INVESTMENTS
               (COST $32,280,696)                                                               32,280,701

              TOTAL INVESTMENTS
               (COST $966,809,053) (d) (e)                                   100.7%          1,139,854,096
              LIABILITIES IN EXCESS OF OTHER ASSETS                           (0.7)             (8,288,045)
                                                                             -----         ---------------
              NET ASSETS                                                     100.0%        $ 1,131,566,051
                                                                             =====         ===============

----------
   ADR  AMERICAN DEPOSITORY RECEIPT.
   FSA  FINANCIAL SECURITY ASSURANCE INC.
   *    NON-INCOME PRODUCING SECURITY.

                        SEE NOTES TO FINANCIAL STATEMENTS

   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   *** THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $896,267
   DD   SECURITY PURCHASED ON A DELAYED DELIVERY BASIS.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) COLLATERALIZED BY FEDERAL HOME LOAN MORTGAGE CORP. 4.007% DUE 10/01/33 VALUED AT $1,304,003.
   (d) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $25,521,667 IN CONNECTION WITH SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS AND OPEN FUTURE CONTRACTS.
   (e) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $974,724,461. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $185,980,617 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $20,850,982, RESULTING IN NET UNREALIZED APPRECIATION OF $165,129,635.

FUTURES CONTRACTS OPEN AT JULY 31, 2004:

                                                                               UNDERLYING
NUMBER OF                                   DESCRIPTION, DELIVERY              FACE AMOUNT        UNREALIZED
CONTRACTS        LONG/SHORT                    MONTH, AND YEAR                  AT VALUE         DEPRECIATION
-------------------------------------------------------------------------------------------------------------
   38              Short         U.S. Treasury Notes 5 Year, September 2004   $ (4,161,000)       $  (63,636)
   92              Short         U.S. Treasury Notes 10 Year, September 2004   (10,186,125)         (260,622)
    9              Short         U.S. Treasury Bonds 20 Year, September 2004      (973,969)          (40,848)
                                                                                                  ----------
                                 Total unrealized depreciation                                    $ (365,106)
                                                                                                  ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY STRATEGIST FUND
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JULY 31, 2004

ASSETS:
Investments in securities, at value (cost $966,809,053)                                    $ 1,139,854,096
Receivable for:
  Interest                                                                                       3,574,268
  Dividends                                                                                      1,048,852
  Shares of beneficial interest sold                                                               666,997
  Investments sold                                                                                 163,565
Prepaid expenses and other assets                                                                   59,707
                                                                                           ---------------
    TOTAL ASSETS                                                                             1,145,367,485
                                                                                           ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                                         10,733,365
  Shares of beneficial interest redeemed                                                         1,325,669
  Distribution fee                                                                                 884,063
  Investment management fee                                                                        550,081
  Variation margin                                                                                  96,875
Payable to bank                                                                                     13,138
Accrued expenses and other payables                                                                198,243
                                                                                           ---------------
    TOTAL LIABILITIES                                                                           13,801,434
                                                                                           ---------------
    NET ASSETS                                                                             $ 1,131,566,051
                                                                                           ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                            $ 1,133,323,872
Net unrealized appreciation                                                                    172,681,393
Accumulated undistributed net investment income                                                    227,216
Accumulated net realized loss                                                                 (174,666,430)
                                                                                           ---------------
NET ASSETS                                                                                 $ 1,131,566,051
                                                                                           ===============
CLASS A SHARES:
Net Assets                                                                                 $    58,968,084
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                        3,623,090
    NET ASSET VALUE PER SHARE                                                              $         16.28
                                                                                           ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                        $         17.18
                                                                                           ===============
CLASS B SHARES:
Net Assets                                                                                 $   970,723,514
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                       59,576,167
    NET ASSET VALUE PER SHARE                                                              $         16.29
                                                                                           ===============
CLASS C SHARES:
Net Assets                                                                                 $    41,696,955
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                        2,572,163
    NET ASSET VALUE PER SHARE                                                              $         16.21
                                                                                           ===============
CLASS D SHARES:
Net Assets                                                                                 $    60,177,498
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                        3,693,072
    NET ASSET VALUE PER SHARE                                                              $         16.29
                                                                                           ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2004

NET INVESTMENT INCOME:
INCOME
Interest                                                                                   $    15,083,490
Dividends (net of $139,163 foreign withholding tax)                                             11,560,505
                                                                                           ---------------
    TOTAL INCOME                                                                                26,643,995
                                                                                           ---------------
EXPENSES
Distribution fee (Class A shares)                                                                  143,804
Distribution fee (Class B shares)                                                               10,534,750
Distribution fee (Class C shares)                                                                  417,795
Investment management fee                                                                        6,838,151
Transfer agent fees and expenses                                                                 1,448,416
Shareholder reports and notices                                                                    133,725
Registration fees                                                                                   91,262
Professional fees                                                                                   40,101
Trustees' fees and expenses                                                                         21,701
Custodian fees                                                                                       6,250
Other                                                                                               47,474
                                                                                           ---------------
    TOTAL EXPENSES                                                                              19,723,429
                                                                                           ---------------
    NET INVESTMENT INCOME                                                                        6,920,566
                                                                                           ---------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                                                    107,480,393
Futures contracts                                                                                  457,536
                                                                                           ---------------
    NET REALIZED GAIN                                                                          107,937,929
                                                                                           ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                                     19,808,633
Futures contracts                                                                               (1,311,850)
                                                                                           ---------------
    NET APPRECIATION                                                                            18,496,783
                                                                                           ---------------
    NET GAIN                                                                                   126,434,712
                                                                                           ---------------
NET INCREASE                                                                               $   133,355,278
                                                                                           ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE YEAR      FOR THE YEAR
                                                                            ENDED             ENDED
                                                                        JULY 31, 2004     JULY 31, 2003
                                                                       --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                  $     6,920,566   $     2,985,852
Net realized gain (loss)                                                   107,937,929       (66,373,339)
Net change in unrealized appreciation/depreciation                          18,496,783       158,848,307
                                                                       ---------------   ---------------

    NET INCREASE                                                           133,355,278        95,460,820
                                                                       ---------------   ---------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Class A shares                                                                (801,953)         (867,122)
Class B shares                                                              (6,130,739)       (4,004,321)
Class C shares                                                                (254,636)         (103,363)
Class D shares                                                              (1,005,940)         (806,241)
                                                                       ---------------   ---------------

    TOTAL DIVIDENDS                                                         (8,193,268)       (5,781,047)
                                                                       ---------------   ---------------

Net decrease from transactions in shares of beneficial interest           (187,139,550)     (284,302,141)
                                                                       ---------------   ---------------

    NET DECREASE                                                           (61,977,540)     (194,622,368)

NET ASSETS:
Beginning of period                                                      1,193,543,591     1,388,165,959
                                                                       ---------------   ---------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$227,216 AND DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF
$210,400, RESPECTIVELY)                                                $ 1,131,566,051   $ 1,193,543,591
                                                                       ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets in excess of $3 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the effectiveness of the the Fund's first amendment of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $16,320,783 at July 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,257, $1,012,948 and $7,491, respectively and received $120,359 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the year ended July 31, 2004 aggregated $496,693,868, and $711,329,034, respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $225,648,571 and $258,067,791, respectively. Included in the aforementioned are sales of $3,005,365 for portfolio transactions with other Morgan Stanley funds and a realized gain of $1,426,704.

For the year ended July 31, 2004, the Fund incurred brokerage commissions of $151,615 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $13,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended July 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $9,637. At July 31, 2004, the Fund had an accrued pension liability of $77,307 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may invest in interest rate and index future contracts.

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                       FOR THE YEAR                   FOR THE YEAR
                                                          ENDED                          ENDED
                                                       JULY 31, 2004                  JULY 31, 2003
                                                ---------------------------   ----------------------------
                                                  SHARES         AMOUNT          SHARES         AMOUNT
                                                -----------   -------------   -----------    -------------
CLASS A SHARES
Sold                                                903,778   $  14,533,257     1,845,888    $  24,260,526
Reinvestment of dividends                            46,974         756,837        44,688          590,931
Redeemed                                           (993,765)    (16,018,424)   (4,032,753)     (52,770,954)
                                                -----------   -------------   -----------    -------------
Net decrease -- Class A                             (43,013)       (728,330)   (2,142,177)     (27,919,497)
                                                -----------   -------------   -----------    -------------
CLASS B SHARES
Sold                                              4,954,252      79,101,285     5,788,543       78,164,128
Reinvestment of dividends                           330,204       5,346,630       267,210        3,508,089
Redeemed                                        (16,430,935)   (264,441,706)  (25,138,244)    (334,420,291)
                                                -----------   -------------   -----------    -------------
Net decrease -- Class B                         (11,146,479)   (179,993,791)  (19,082,491)    (252,748,074)
                                                -----------   -------------   -----------    -------------
CLASS C SHARES
Sold                                                682,246      10,833,219       594,700        7,963,172
Reinvestment of dividends                            14,352         231,305         7,120           93,720
Redeemed                                           (604,217)     (9,773,538)     (701,340)      (9,319,392)
                                                -----------   -------------   -----------    -------------
Net increase (decrease) -- Class C                   92,381       1,290,986       (99,520)      (1,262,500)
                                                -----------   -------------   -----------    -------------
CLASS D SHARES
Sold                                                493,807       7,927,291       609,164        8,132,406
Reinvestment of dividends                            57,940         933,078        56,139          745,232
Redeemed                                         (1,027,786)    (16,568,784)     (839,347)     (11,249,708)
                                                -----------   -------------   -----------    -------------
Net decrease -- Class D                            (476,039)     (7,708,415)     (174,044)      (2,372,070)
                                                -----------   -------------   -----------    -------------
Net decrease in Fund                            (11,573,150)  $(187,139,550)  (21,498,232)   $(284,302,141)
                                                ===========   =============   ===========    =============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                    FOR THE YEAR       FOR THE YEAR
                                                       ENDED              ENDED
                                                    JULY 31, 2004      JULY 31, 2003
                                                    -------------      -------------
Ordinary income                                      $ 8,193,268        $ 5,781,047
                                                     ===========        ===========

As of July 31, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                      $   1,050,692
Undistributed long-term gains                                 --
                                                   -------------
Net accumulated earnings                               1,050,692
Capital loss carryforward*                          (167,862,299)
Temporary differences                                    (77,307)
Net unrealized appreciation                          165,131,093
                                                   -------------
Total accumulated losses                           $  (1,757,821)
                                                   =============

*During the year ended July 31, 2004, the Fund utilized $103,722,216 of its net capital loss carryforward. As of July 31, 2004, the Fund had a net capital loss carryforward of $167,862,299 of which $71,039,211 will expire on July 31, 2010 and $96,823,088 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of premiums on debt securities and permanent book/tax differences attributable to losses on paydowns and tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $1,710,318.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY STRATEGIST FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                  FOR THE YEAR ENDED JULY 31,
                                                --------------------------------------------------------------
                                                   2004         2003         2002         2001         2000
                                                ----------   ----------   ----------   ----------   ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    14.72   $    13.53   $    16.43   $    20.64   $    20.16
                                                ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income++                             0.20         0.14         0.22         0.44         0.44
  Net realized and unrealized gain
   (loss)                                             1.58         1.21        (2.84)       (1.55)        2.16
                                                ----------   ----------   ----------   ----------   ----------
Total income (loss) from investment
 operations                                           1.78         1.35        (2.62)       (1.11)        2.60
                                                ----------   ----------   ----------   ----------   ----------

Less dividends and distributions from:
  Net investment income                              (0.22)       (0.16)       (0.28)       (0.50)       (0.37)
  Net realized gain                                      -            -            -        (2.60)       (1.75)
                                                ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                    (0.22)       (0.16)       (0.28)       (3.10)       (2.12)
                                                ----------   ----------   ----------   ----------   ----------

Net asset value, end of period                  $    16.28   $    14.72   $    13.53   $    16.43   $    20.64
                                                ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                        12.10%       10.11%      (16.14)%      (6.24)%      13.48%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              0.95%        0.93%        0.88%        0.85%         0.88%
Net investment income                                 1.24%        0.95%        1.44%        2.41%         2.06%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $   58,968   $   53,951   $   78,583   $  116,383   $  110,600
Portfolio turnover rate                                 42%         124%         164%         136%          187%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  FOR THE YEAR ENDED JULY 31,
                                                --------------------------------------------------------------
                                                   2004         2003         2002         2001         2000
                                                ----------   ----------   ----------   ----------   ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    14.73   $    13.54   $    16.43   $    20.65   $    20.16
                                                ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income++                             0.08         0.02         0.10         0.30         0.29
  Net realized and unrealized gain
   (loss)                                             1.58         1.22        (2.84)       (1.57)        2.18
                                                ----------   ----------   ----------   ----------   ----------
Total income (loss) from investment
 operations                                           1.66         1.24        (2.74)       (1.27)        2.47
                                                ----------   ----------   ----------   ----------   ----------

Less dividends and distributions from:
  Net investment income                              (0.10)       (0.05)       (0.15)       (0.35)       (0.23)
  Net realized gain                                      -            -            -        (2.60)       (1.75)
                                                ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                    (0.10)       (0.05)       (0.15)       (2.95)       (1.98)
                                                ----------   ----------   ----------   ----------   ----------

Net asset value, end of period                  $    16.29   $    14.73   $    13.54   $    16.43   $    20.65
                                                ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                        11.24%        9.20%      (16.77)%      (7.05)%      12.79%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              1.71%        1.73%        1.67%        1.63%        1.53%
Net investment income                                 0.48%        0.15%        0.64%        1.63%        1.41%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions          $      971   $    1,042   $    1,216   $    1,827   $    2,044
Portfolio turnover rate                                 42%         124%         164%         136%         187%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  FOR THE YEAR ENDED JULY 31,
                                                --------------------------------------------------------------
                                                   2004         2003         2002         2001         2000
                                                ----------   ----------   ----------   ----------   ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    14.66   $    13.46   $    16.36   $    20.57   $    20.11
                                                ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income++                             0.08         0.03         0.10         0.29         0.29
  Net realized and unrealized gain
   (loss)                                             1.57         1.21        (2.83)       (1.55)        2.15
                                                ----------   ----------   ----------   ----------   ----------
Total income (loss) from investment
 operations                                           1.65         1.24        (2.73)       (1.26)        2.44
                                                ----------   ----------   ----------   ----------   ----------

Less dividends and distributions from:
  Net investment income                              (0.10)       (0.04)       (0.17)       (0.35)       (0.23)
  Net realized gain                                      -            -            -        (2.60)       (1.75)
                                                ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                    (0.10)       (0.04)       (0.17)       (2.95)       (1.98)
                                                ----------   ----------   ----------   ----------   ----------

Net asset value, end of period                  $    16.21   $    14.66   $    13.46   $    16.36   $    20.57
                                                ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                        11.25%        9.09%      (16.70)%      (7.00)%      12.62%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              1.71%        1.73%        1.67%        1.63%        1.63%
Net investment income                                 0.48%        0.15%        0.64%        1.63%        1.31%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $   41,697   $   36,351   $   34,727   $   45,612   $   39,006
Portfolio turnover rate                                 42%         124%         164%         136%         187%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  FOR THE YEAR ENDED JULY 31,
                                                --------------------------------------------------------------
                                                   2004         2003         2002         2001         2000
                                                ----------   ----------   ----------   ----------   ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    14.73   $    13.55   $    16.45   $    20.67   $    20.18
                                                ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income++                             0.24         0.16         0.26         0.48         0.48
  Net realized and unrealized gain
   (loss)                                             1.58         1.21        (2.85)       (1.56)        2.18
                                                ----------   ----------   ----------   ----------   ----------
Total income (loss) from investment
 operations                                           1.82         1.37        (2.59)       (1.08)        2.66
                                                ----------   ----------   ----------   ----------   ----------

Less dividends and distributions from:
  Net investment income                              (0.26)       (0.19)       (0.31)       (0.54)       (0.42)
  Net realized gain                                      -            -            -        (2.60)       (1.75)
                                                ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                    (0.26)       (0.19)       (0.31)       (3.14)       (2.17)
                                                ----------   ----------   ----------   ----------   ----------

Net asset value, end of period                  $    16.29   $    14.73   $    13.55   $    16.45   $    20.67
                                                ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                        12.37%       10.25%      (15.94)%      (6.07)%      13.79%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              0.71%        0.73%        0.67%        0.63%        0.63%
Net investment income                                 1.48%        1.15%        1.64%        2.63%        2.31%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $   60,177   $   61,423   $   58,834   $   81,594   $   80,925
Portfolio turnover rate                                 42%         124%         164%         136%         187%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY STRATEGIST FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY STRATEGIST FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Strategist Fund (the "Fund"), including the portfolio of investments, as of July 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Strategist Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
SEPTEMBER 16, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended July 31, 2004, 100% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations.

       Of the Fund's ordinary income dividends paid during the fiscal year ended July 31, 2004, 28.11% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

       Additionally, please note that 100% of the Fund's income dividends paid during the fiscal year ended July 31, 2004 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

MORGAN STANLEY STRATEGIST FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                         TERM OF                                 IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ---------------------
Michael Bozic (63)                       Trustee      Since         Private Investor;          208            Director of Weirton
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Director or Trustee of                    Steel Corporation.
Counsel to the Independent Trustees                                 the Retail Funds (since
919 Third Avenue                                                    April 1994) and the
New York, NY                                                        Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Vice Chairman
                                                                    of Kmart Corporation
                                                                    (December 1998-October
                                                                    2000), Chairman and
                                                                    Chief Executive Officer
                                                                    of Levitz Furniture
                                                                    Corporation (November
                                                                    1995-November 1998) and
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    Hills Department Stores
                                                                    (May 1991-July 1995);
                                                                    formerly variously
                                                                    Chairman, Chief
                                                                    Executive Officer,
                                                                    President and Chief
                                                                    Operating Officer
                                                                    (1987-1991) of the Sears
                                                                    Merchandise Group of
                                                                    Sears, Roebuck & Co.

Edwin J. Garn (71)                       Trustee      Since         Managing Director of       208            Director of Franklin
c/o Summit Ventures LLC                               January 1993  Summit Ventures LLC;                      Covey (time
1 Utah Center                                                       Director or Trustee of                    management systems),
201 S. Main Street                                                  the Retail Funds (since                   BMW Bank of North
Salt Lake City, UT                                                  January 1993) and the                     America, Inc.
                                                                    Institutional Funds                       (industrial loan
                                                                    (since July 2003);                        corporation), United
                                                                    member of the Utah                        Space Alliance (joint
                                                                    Regional Advisory Board                   venture between
                                                                    of Pacific Corp.;                         Lockheed Martin and
                                                                    formerly United States                    the Boeing Company)
                                                                    Senator (R-Utah)                          and Nuskin Asia
                                                                    (1974-1992) and                           Pacific (multilevel
                                                                    Chairman, Senate Banking                  marketing); member of
                                                                    Committee (1980-1986),                    the board of various
                                                                    Mayor of Salt Lake City,                  civic and charitable
                                                                    Utah (1971-1974),                         organizations.
                                                                    Astronaut, Space Shuttle
                                                                    Discovery (April 12-19,
                                                                    1985), and Vice
                                                                    Chairman, Huntsman
                                                                    Corporation (chemical
                                                                    company).

Wayne E. Hedien (70)                     Trustee      Since         Retired; Director or       208            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail                     Group Inc. (private
Counsel to the Independent Trustees                   1997          Funds (since September                    mortgage insurance);
919 Third Avenue                                                    1997) and the                             Trustee and Vice
New York, NY                                                        Institutional Funds                       Chairman of The Field
                                                                    (since July 2003);                        Museum of Natural
                                                                    formerly associated with                  History; director of
                                                                    the Allstate Companies                    various other business
                                                                    (1966-1994), most                         and charitable
                                                                    recently as Chairman of                   organizations.
                                                                    The Allstate Corporation
                                                                    (March 1993-December
                                                                    1994) and Chairman and
                                                                    Chief Executive Officer
                                                                    of its wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                         TERM OF                                 IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ---------------------
Dr. Manuel H. Johnson (55)               Trustee      Since         Senior Partner, Johnson    208            Director of NVR, Inc.
c/o Johnson Smick International, Inc.                 July 1991     Smick International,                      (home construction);
2099 Pennsylvania Avenue, N.W.                                      Inc., a consulting firm;                  Chairman and Trustee
Suite 950 Washington, D.C.                                          Chairman of the Audit                     of the Financial
                                                                    Committee and Director                    Accounting Foundation
                                                                    or Trustee of the Retail                  (oversight
                                                                    Funds (since July 1991)                   organization of the
                                                                    and the Institutional                     Financial Accounting
                                                                    Funds (since July 2003);                  Standards Board);
                                                                    Co-Chairman and a                         Director of RBS
                                                                    founder of the Group of                   Greenwich Capital
                                                                    Seven Council (G7C), an                   Holdings (financial
                                                                    international economic                    holding company).
                                                                    commission; formerly
                                                                    Vice Chairman of the
                                                                    Board of Governors of
                                                                    the Federal Reserve
                                                                    System and Assistant
                                                                    Secretary of the U.S.
                                                                    Treasury.

Joseph J. Kearns (61)                    Trustee      Since         President, Kearns &        209            Director of Electro
PMB754                                                July 2003     Associates LLC                            Rent Corporation
23852 Pacific Coast Highway                                         (investment consulting);                  (equipment leasing),
Malibu, CA                                                          Deputy Chairman of the                    The Ford Family
                                                                    Audit Committee and                       Foundation, and the
                                                                    Director or Trustee of                    UCLA Foundation.
                                                                    the Retail Funds (since
                                                                    July 2003) and the
                                                                    Institutional Funds
                                                                    (since August 1994);
                                                                    previously Chairman of
                                                                    the Audit Committee of
                                                                    the Institutional Funds
                                                                    (October 2001-July 2003);
                                                                    formerly CFO of the J.
                                                                    Paul Getty Trust.

Michael E. Nugent (68)                   Trustee      Since         General Partner of         208            Director of various
c/o Triumph Capital, L.P.                             July 1991     Triumph Capital, L.P., a                  business
445 Park Avenue                                                     private investment                        organizations.
New York, NY                                                        partnership; Chairman of
                                                                    the Insurance Committee
                                                                    and Director or Trustee
                                                                    of the Retail Funds
                                                                    (since July 1991) and
                                                                    the Institutional Funds
                                                                    (since July 2001);
                                                                    formerly Vice President,
                                                                    Bankers Trust Company
                                                                    and BT Capital
                                                                    Corporation (1984-1988).

Fergus Reid (71)                         Trustee      Since         Chairman of Lumelite       209            Trustee and Director
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                     of certain investment
85 Charles Colman Blvd.                                             Chairman of the                           companies in the
Pawling, NY                                                         Governance Committee and                  JPMorgan Funds
                                                                    Director or Trustee of                    complex managed by
                                                                    the Retail Funds (since                   J.P. Morgan
                                                                    July 2003) and the                        Investment Management
                                                                    Institutional Funds                       Inc.
                                                                    (since June 1992).

INTERESTED TRUSTEES:

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                         TERM OF                                 IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ---------------------
Charles A. Fiumefreddo (71)              Chairman of  Since         Chairman and Director or   208            None
c/o Morgan Stanley Trust                 the Board    July 1991     Trustee of the Retail
Harborside Financial Center,             and Trustee                Funds (since July 1991)
Plaza Two,                                                          and the Institutional
Jersey City, NJ                                                     Funds (since July 2003);
                                                                    formerly Chief Executive
                                                                    Officer of the Retail
                                                                    Funds (until September
                                                                    2002).

James F. Higgins (56)                    Trustee      Since         Director or Trustee of     208            Director of AXA
c/o Morgan Stanley Trust                              June 2000     the Retail Funds (since                   Financial, Inc. and
Harborside Financial Center,                                        June 2000) and the                        The Equitable Life
Plaza Two,                                                          Institutional Funds                       Assurance Society of
Jersey City, NJ                                                     (since July 2003);                        the United States
                                                                    Senior Advisor of Morgan                  (financial services).
                                                                    Stanley (since August
                                                                    2000); Director of the
                                                                    Distributor and Dean
                                                                    Witter Realty Inc.;
                                                                    previously President and
                                                                    Chief Operating Officer
                                                                    of the Private Client
                                                                    Group of Morgan Stanley
                                                                    (May 1999-August 2000),
                                                                    and President and Chief
                                                                    Operating Officer of
                                                                    Individual Securities of
                                                                    Morgan Stanley (February
                                                                    1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                        TERM OF
                                   POSITION(S)         OFFICE AND
  NAME, AGE AND ADDRESS OF          HELD WITH           LENGTH OF
     EXECUTIVE OFFICER             REGISTRANT          TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------   -----------------   -------------------   -------------------------------------------------
Mitchell M. Merin (50)          President           Since May 1999        President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                               Stanley Investment Management Inc.; President,
New York, NY                                                              Director and Chief Executive Officer of the
                                                                          Investment Manager and Morgan Stanley Services;
                                                                          Chairman and Director of the Distributor;
                                                                          Chairman and Director of the Transfer Agent;
                                                                          Director of various Morgan Stanley
                                                                          subsidiaries; President of the Institutional
                                                                          Funds (since July 2003) and President of the
                                                                          Retail Funds (since May 1999); Trustee (since
                                                                          July 2003) and President (since December 2002) of
                                                                          the Van Kampen Closed-End Funds; Trustee (since
                                                                          May 1999) and President (since October 2002) of
                                                                          the Van Kampen Open-End Funds.

Barry Fink (49)                 Vice President      Since                 General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                         February 1997         Director (since December 2000) of Morgan Stanley
New York, NY                                                              Investment Management; Managing Director (since
                                                                          December 2000), Secretary (since February 1997)
                                                                          and Director (since July 1998) of the Investment
                                                                          Manager and Morgan Stanley Services; Vice
                                                                          President of the Retail Funds; Assistant
                                                                          Secretary of Morgan Stanley DW; Vice President
                                                                          of the Institutional Funds (since July 2003);
                                                                          Managing Director, Secretary and Director of
                                                                          the Distributor; previously Secretary
                                                                          (February 1997- July 2003) and General Counsel
                                                                          (February 1997-April 2004) of the Retail Funds;
                                                                          Vice President and Assistant General Counsel of
                                                                          the Investment Manager and Morgan Stanley
                                                                          Services (February 1997-December 2001).

Ronald E. Robison (65)          Executive Vice      Since                 Principal Executive Officer-Office of the Funds
1221 Avenue of the Americas     President and       April 2003            (since November 2003); Managing Director of Morgan
New York, NY                    Principal                                 Stanley & Co. Incorporated, Managing Director of
                                Executive Officer                         Morgan Stanley; Managing Director, Chief
                                                                          Administrative Officer and Director of the
                                                                          Investment Manager and Morgan Stanley Services;
                                                                          Chief Executive Officer and Director of the Transfer
                                                                          Agent; Managing Director and Director of the
                                                                          Distributor; Executive Vice President and Principal
                                                                          Executive Officer of the Institutional Funds (since
                                                                          July 2003) and the Retail Funds (since April 2003);
                                                                          Director of Morgan Stanley SICAV (since May 2004);
                                                                          previously President and Director of the
                                                                          Institutional Funds (March 2001-July 2003) and Chief
                                                                          Global Operations Officer and Managing Director of
                                                                          Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (61)        Vice President      Since July 1995       Managing Director and Chief Investment Officer of
1221 Avenue of the Americas                                               the Investment Manager and Morgan Stanley Investment
New York, NY                                                              Management Inc., Director of the Transfer Agent,
                                                                          Chief Investment Officer of the Van Kampen
                                                                          Funds; Vice President of the Institutional
                                                                          Funds (since July 2003) and the Retail Funds
                                                                          (since July 1995).

Stefanie V. Chang (37)          Vice President      Since July 2003       Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                               Incorporated, Morgan Stanley Investment Management
New York, NY                                                              Inc., and the Investment Manager; Vice
                                                                          President of the Institutional Funds (since
                                                                          December 1997) and the Retail Funds (since
                                                                          July 2003); formerly practiced law with the New
                                                                          York law firm of Rogers & Wells (now Clifford
                                                                          Chance US LLP).

                                                        TERM OF
                                   POSITION(S)         OFFICE AND
  NAME, AGE AND ADDRESS OF          HELD WITH           LENGTH OF
     EXECUTIVE OFFICER             REGISTRANT          TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------   -----------------   -------------------   -------------------------------------------------
Francis J. Smith (38)           Treasurer and       Treasurer since       Executive Director of the Investment Manager and
c/o Morgan Stanley Trust        Chief Financial     July 2003 and Chief   Morgan Stanley Services (since December 2001);
Harborside Financial Center,    Officer             Financial Officer     previously Vice President of the Retail Funds
Plaza Two,                                          since September 2002  (September 2002- July 2003), and Vice President of the
Jersey City, NJ                                                           Investment Manager and Morgan Stanley Services
                                                                          (August 2000-November 2001) and Senior Manager at
                                                                          PricewaterhouseCoopers LLP
                                                                          (January 1998-August 2000).

Thomas F. Caloia (58)           Vice President      Since July 2003       Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                                  Assistant Treasurer of the Investment Manager, the
Harborside Financial Center,                                              Distributor and Morgan Stanley Services; previously
Plaza Two, Jersey City, NJ                                                Treasurer of the Retail Funds (April 1989-July 2003);
                                                                          formerly First Vice President of the Investment
                                                                          Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (37)             Secretary           Since July 2003       Executive Director of Morgan Stanley & Co.
1221 Avenue of the                                                        Incorporated, Morgan Stanley Investment Management
Americas                                                                  Inc. and the Investment Manager; Secretary of the
New York, NY                                                              Institutional Funds (since June 1999) and the Retail
                                                                          Funds (since July 2003); formerly practiced law
                                                                          with the New York law firms of McDermott, Will &
                                                                          Emery and Skadden, Arps, Slate, Meagher& Flom
                                                                          LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

38585RPT-RA04-00548P-Y07/04

                                                                       [GRAPHIC]
                                                            MORGAN STANLEY FUNDS
                                                                 STRATEGIST FUND


                                                                   ANNUAL REPORT
                                                                   JULY 31, 2004
[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

                                                          REGISTRANT           COVERED ENTITIES(1)
            AUDIT FEES                                    $       32,344                    N/A

            NON-AUDIT FEES
                  AUDIT-RELATED FEES                      $          452(2)    $      3,225,276(2)
                  TAX FEES                                $        4,780(3)    $        610,053(4)
                  ALL OTHER FEES                          $            -       $              -
            TOTAL NON-AUDIT FEES                          $        5,232       $      3,835,329

            TOTAL                                         $       37,576       $      3,835,329

         2003

                                                          REGISTRANT           COVERED ENTITIES(1)
            AUDIT FEES                                    $       30,510                    N/A

            NON-AUDIT FEES
                  AUDIT-RELATED FEES                      $          830(2)    $        739,996(2)
                  TAX FEES                                $        4,664(3)    $        187,500(4)
                  ALL OTHER FEES                          $            -       $              -(5)
            TOTAL NON-AUDIT FEES                          $        5,494       $        927,496

            TOTAL                                         $       36,004       $        927,496

         N/A- Not applicable, as not required by Item 4.

         (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
         (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
         (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
         (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
         (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                            AS ADOPTED JULY 31, 2003(1)

1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         MORGAN STANLEY RETAIL FUNDS
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management
         Morgan Stanley Investments LP
         Van Kampen Asset Management Inc.
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         MORGAN STANLEY INSTITUTIONAL FUNDS
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investments LP
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004